Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2013
Prospectus Date	rr_ProspectusDate	May 6, 2013
Cambria Global Income and Currency Strategies ETF (Prospectus Summary) | Cambria Global Income and Currency Strategies ETF | Cambria Global Income and Currency Strategies ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXFX
Cambria Shareholder Yield ETF (Prospectus Summary) | Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SYLD
Cambria Foreign Shareholder Yield ETF (Prospectus Summary) | Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FYLD
Cambria Emerging Shareholder Yield ETF (Prospectus Summary) | Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EYLD

Cambria Global Income and Currency Strategies ETF (Prospectus Summary) | Cambria Global Income and Currency Strategies ETF
Cambria Global Income and Currency Strategies ETF
Investment Objective
The Fund seeks income and capital appreciation from investments in securities and instruments that provide exposure to the global currency and bond markets, independent of market direction.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cambria Global Income and Currency Strategies ETF
Management Fee:		0.69%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:	[2]	none
Acquired Fund Fees and Expenses:		0.10%
Total Annual Fund Operating Expenses:	[2]	0.79%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cambria Global Income and Currency Strategies ETF	81	252

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks positive absolute returns by investing in securities and other instruments that provide income and exposures to global currencies. The Fund will primarily seek exposures to currencies of developed countries that, in Cambria’s opinion, have liquid currency markets, including countries in the G-20 and other countries such as Argentina, Australia, Brazil, Canada, China, the European Union, India, Indonesia, Japan, Mexico, New Zealand, Norway, Russia, Saudi Arabia, South Africa, South Korea, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be exposed to income-producing securities and global currencies through investments in:

·              Forward foreign currency contracts that create exposures for the Fund to global currencies;

·              Global currencies and ETPs that invest in global currencies and ETFs that provide exposure to global currencies;

·              Sovereign and corporate debt securities of any credit quality, duration and maturity, denominated in U.S. dollars or foreign currencies and ETFs that invest in such sovereign debt securities;

·              ETPs and ETNs that invest in or provide exposure to global currencies or physical gold;

·              Money market instruments or other high-quality debt securities denominated in foreign currencies and ETFs that invest in such instruments; and

·              The U.S. dollar, including U.S. dollar-denominated money market instruments and U.S. Treasuries and registered investment companies that invest in such instruments and Treasuries.

Forward Currency Contracts are agreements to buy or sell a specific currency at a future date at a price set at the time of the contract.

ETP s or “exchange-traded products” are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

ETFs or “exchange-traded funds” are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

ETNs or “exchange-traded notes” are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the securities’ issuer.

When making currency-related investments, a “long” exposure to one currency inherently creates a “short” exposure to other currencies, since exposure to a particular currency through a currency-related investment is measured in relation to other currencies. Thus, the Fund may effectively take long and short positions in particular currencies.

Cambria utilizes a quantitative model to select long and short currency exposures for the Fund. The model reviews various characteristics of potential currency investments, such as the interest rate paid by the government backing the currency to issue short- and long-term debt and market sentiment about the currency as reflected in trading activity related to the currency. By considering together the various characteristics of potential currency investments, the model identifies potential long and short currency allocations for the Fund, as well as opportune times to make such allocations. Under normal market circumstances, at least 40% of the Fund’s net assets will be exposed, long or short, to foreign securities or currencies.

Cambria’s quantitative model is based on factors that, historically, have been uncorrelated to the debt and equity markets. Accordingly, Cambria uses it to construct the Fund’s portfolio to seek income and grow capital irrespective of the performance of the traditional equity and fixed income markets.

Cambria considers the realization of income and the growth of capital, irrespective of the performance of the traditional equity and fixed income markets, to be a “positive absolute return.” Positive absolute returns may be generated from the income produced by portfolio instruments, including underlying ETPs, plus (or minus) the gains (or losses) resulting from fluctuations in the values of currencies to which the Fund is exposed, relative to the U.S. dollar. Over a complete market cycle, U.S. and non-U.S. dollar-denominated securities in the Fund’s portfolio, and in ETPs in the Fund’s portfolio, are expected to provide the Fund’s primary source of income.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and expects to rebalance to target allocations at least monthly. As a result, the Fund may experience high portfolio turnover.

When using forward foreign currency contracts, fund assets will be primarily invested in a combination of U.S. dollar and non-U.S. dollar denominated money market instruments or other high-quality debt securities, or ETFs that invest in these instruments. The Fund may allocate up to 20% of its exposures to high yield U.S.-dollar denominated and non-U.S.-dollar denominated fixed income instruments (“junk bonds”) and ETFs that invest in these instruments. The Fund may be considered a “fund-of-funds” because at times it may seek to achieve its investment objective by, in part, investing in other ETFs.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Counterparty Risk. The Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”), including over-the-counter forward foreign currency contracts. The Fund bears the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund Shares may decrease.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. Dollar value of the Fund’s investments, including foreign securities, forward currency contracts and cross currency forwards.

Emerging Markets Risk. Investments that provide exposure to emerging markets, companies or currencies involve Foreign Investment Risk and additional risks relating to political, economic, or regulatory conditions not associated with investments in more developed markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and different settlement and trading practices. Each of these factors may make the Fund more volatile and adversely affect the price for Shares and cause the Fund to decline in value.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or company invests. ETFs, ETPs and investment companies may invest in derivatives; to the extent that one does so, the Fund will be exposed to the risks of derivatives, including potentially counterparty and leverage risks. In addition, when the Fund invests in ETFs, ETPs and investment companies, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, an investment by the Fund in an ETF, ETP or investment company may cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF, ETP or investment company.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects. The forecasting of currency market movement is extremely difficult, and whether any strategy will be successful is uncertain. The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, currency management strategies may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. The use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility. The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Longer maturity securities tend to be more sensitive to changes in interest rates and more volatile; and thus a Fund with a longer portfolio maturity generally is subject to greater interest rate risk.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Leveraging Risk. A forward currency contract is a form of derivative that may include leverage, allowing the Fund to obtain the right to a return on stipulated capital that exceeds the amount the Fund has paid or invested. Although the Fund will segregate or earmark liquid assets to cover the market value of its obligations under a forward currency contract, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. The use of forward currency contracts could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the currencies subject to the forward currency contract than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If Cambria is incorrect in evaluating movements in foreign currency, leverage will magnify any losses, and such losses may be significant.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Portfolio Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Performance
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 6, 2013
Cambria Global Income and Currency Strategies ETF (Prospectus Summary) | Cambria Global Income and Currency Strategies ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Global Income and Currency Strategies ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation from investments in securities and instruments that provide exposure to the global currency and bond markets, independent of market direction.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks positive absolute returns by investing in securities and other instruments that provide income and exposures to global currencies. The Fund will primarily seek exposures to currencies of developed countries that, in Cambria’s opinion, have liquid currency markets, including countries in the G-20 and other countries such as Argentina, Australia, Brazil, Canada, China, the European Union, India, Indonesia, Japan, Mexico, New Zealand, Norway, Russia, Saudi Arabia, South Africa, South Korea, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be exposed to income-producing securities and global currencies through investments in:

·              Forward foreign currency contracts that create exposures for the Fund to global currencies;

·              Global currencies and ETPs that invest in global currencies and ETFs that provide exposure to global currencies;

·              Sovereign and corporate debt securities of any credit quality, duration and maturity, denominated in U.S. dollars or foreign currencies and ETFs that invest in such sovereign debt securities;

·              ETPs and ETNs that invest in or provide exposure to global currencies or physical gold;

·              Money market instruments or other high-quality debt securities denominated in foreign currencies and ETFs that invest in such instruments; and

·              The U.S. dollar, including U.S. dollar-denominated money market instruments and U.S. Treasuries and registered investment companies that invest in such instruments and Treasuries.

Forward Currency Contracts are agreements to buy or sell a specific currency at a future date at a price set at the time of the contract.

ETP s or “exchange-traded products” are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

ETFs or “exchange-traded funds” are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

ETNs or “exchange-traded notes” are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the securities’ issuer.

When making currency-related investments, a “long” exposure to one currency inherently creates a “short” exposure to other currencies, since exposure to a particular currency through a currency-related investment is measured in relation to other currencies. Thus, the Fund may effectively take long and short positions in particular currencies.

Cambria utilizes a quantitative model to select long and short currency exposures for the Fund. The model reviews various characteristics of potential currency investments, such as the interest rate paid by the government backing the currency to issue short- and long-term debt and market sentiment about the currency as reflected in trading activity related to the currency. By considering together the various characteristics of potential currency investments, the model identifies potential long and short currency allocations for the Fund, as well as opportune times to make such allocations. Under normal market circumstances, at least 40% of the Fund’s net assets will be exposed, long or short, to foreign securities or currencies.

Cambria’s quantitative model is based on factors that, historically, have been uncorrelated to the debt and equity markets. Accordingly, Cambria uses it to construct the Fund’s portfolio to seek income and grow capital irrespective of the performance of the traditional equity and fixed income markets.

Cambria considers the realization of income and the growth of capital, irrespective of the performance of the traditional equity and fixed income markets, to be a “positive absolute return.” Positive absolute returns may be generated from the income produced by portfolio instruments, including underlying ETPs, plus (or minus) the gains (or losses) resulting from fluctuations in the values of currencies to which the Fund is exposed, relative to the U.S. dollar. Over a complete market cycle, U.S. and non-U.S. dollar-denominated securities in the Fund’s portfolio, and in ETPs in the Fund’s portfolio, are expected to provide the Fund’s primary source of income.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and expects to rebalance to target allocations at least monthly. As a result, the Fund may experience high portfolio turnover.

When using forward foreign currency contracts, fund assets will be primarily invested in a combination of U.S. dollar and non-U.S. dollar denominated money market instruments or other high-quality debt securities, or ETFs that invest in these instruments. The Fund may allocate up to 20% of its exposures to high yield U.S.-dollar denominated and non-U.S.-dollar denominated fixed income instruments (“junk bonds”) and ETFs that invest in these instruments. The Fund may be considered a “fund-of-funds” because at times it may seek to achieve its investment objective by, in part, investing in other ETFs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Counterparty Risk. The Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”), including over-the-counter forward foreign currency contracts. The Fund bears the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund Shares may decrease.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. Dollar value of the Fund’s investments, including foreign securities, forward currency contracts and cross currency forwards.

Emerging Markets Risk. Investments that provide exposure to emerging markets, companies or currencies involve Foreign Investment Risk and additional risks relating to political, economic, or regulatory conditions not associated with investments in more developed markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and different settlement and trading practices. Each of these factors may make the Fund more volatile and adversely affect the price for Shares and cause the Fund to decline in value.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or company invests. ETFs, ETPs and investment companies may invest in derivatives; to the extent that one does so, the Fund will be exposed to the risks of derivatives, including potentially counterparty and leverage risks. In addition, when the Fund invests in ETFs, ETPs and investment companies, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, an investment by the Fund in an ETF, ETP or investment company may cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF, ETP or investment company.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects. The forecasting of currency market movement is extremely difficult, and whether any strategy will be successful is uncertain. The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, currency management strategies may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. The use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility. The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Longer maturity securities tend to be more sensitive to changes in interest rates and more volatile; and thus a Fund with a longer portfolio maturity generally is subject to greater interest rate risk.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Leveraging Risk. A forward currency contract is a form of derivative that may include leverage, allowing the Fund to obtain the right to a return on stipulated capital that exceeds the amount the Fund has paid or invested. Although the Fund will segregate or earmark liquid assets to cover the market value of its obligations under a forward currency contract, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. The use of forward currency contracts could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the currencies subject to the forward currency contract than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If Cambria is incorrect in evaluating movements in foreign currency, leverage will magnify any losses, and such losses may be significant.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Portfolio Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Global Income and Currency Strategies ETF (Prospectus Summary) | Cambria Global Income and Currency Strategies ETF | Cambria Global Income and Currency Strategies ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee:	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses:	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.79%	[2]
One Year	rr_ExpenseExampleYear01	81
Three Years	rr_ExpenseExampleYear03	252

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.

Cambria Shareholder Yield ETF (Prospectus Summary) | Cambria Shareholder Yield ETF
Cambria Shareholder Yield ETF
Investment Objective
The Fund seeks income and capital appreciation with an emphasis on income from investments in the U.S. equity market.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cambria Shareholder Yield ETF
Management Fee:		0.59%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:	[2]	none
Total Annual Fund Operating Expenses:	[2]	0.59%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cambria Shareholder Yield ETF	60	189

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with better cash flows, stronger growth potential and higher yield characteristics. Considering these measures together, which comprise shareholder yield, may result in a more attractive investment portfolio.

The Fund will invest primarily in equity securities, including the common stock, of U.S. companies, though the Fund may obtain a limited amount of foreign and emerging markets exposure through investments in American Depositary Receipts (“ADRs”). The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. While the Fund will invest in approximately 100 of the top equity securities as determined by their shareholder yield, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements. The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s quantitative strategy, at least quarterly.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Depositary Receipts Risk. The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk. Investments that provide exposure to emerging markets, companies or currencies involve Foreign Investment Risk and additional risks relating to political, economic, or regulatory conditions not associated with investments in more developed markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and different settlement and trading practices. Each of these factors may make the Fund more volatile and adversely affect the price for Shares and cause the Fund to decline in value.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Performance
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 6, 2013
Cambria Shareholder Yield ETF (Prospectus Summary) | Cambria Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Shareholder Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation with an emphasis on income from investments in the U.S. equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with better cash flows, stronger growth potential and higher yield characteristics. Considering these measures together, which comprise shareholder yield, may result in a more attractive investment portfolio.

The Fund will invest primarily in equity securities, including the common stock, of U.S. companies, though the Fund may obtain a limited amount of foreign and emerging markets exposure through investments in American Depositary Receipts (“ADRs”). The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. While the Fund will invest in approximately 100 of the top equity securities as determined by their shareholder yield, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements. The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s quantitative strategy, at least quarterly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Depositary Receipts Risk. The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk. Investments that provide exposure to emerging markets, companies or currencies involve Foreign Investment Risk and additional risks relating to political, economic, or regulatory conditions not associated with investments in more developed markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and different settlement and trading practices. Each of these factors may make the Fund more volatile and adversely affect the price for Shares and cause the Fund to decline in value.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Shareholder Yield ETF (Prospectus Summary) | Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee:	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.59%	[2]
One Year	rr_ExpenseExampleYear01	60
Three Years	rr_ExpenseExampleYear03	189

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.

Cambria Foreign Shareholder Yield ETF (Prospectus Summary) | Cambria Foreign Shareholder Yield ETF
Cambria Foreign Shareholder Yield ETF
Investment Objective
The Fund seeks income and capital appreciation with an emphasis on income from investments in the developed foreign equity markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cambria Foreign Shareholder Yield ETF
Management Fee:		0.69%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:	[2]	none
Total Annual Fund Operating Expenses:	[2]	0.69%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cambria Foreign Shareholder Yield ETF	70	221

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with better cash flows, stronger growth potential and higher yield characteristics. Considering these measures, which comprise shareholder yield, together, therefore may result in a more attractive investment portfolio.

The Fund normally invests at least 80% of its total assets in equity securities of companies located in developed foreign markets. For these purposes, Cambria considers a company to be located in the country where it is domiciled and/or listed for trading and considers eligible investments generally to include common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of companies in such markets. Cambria considers developed markets to include, but not be limited to, countries with companies represented in the S&P Developed Broad Market Index.

Securities held by the Fund may be denominated in either the U.S. dollar or other currencies. The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. While the Fund will invest in approximately 100 of the top foreign developed equity securities as determined by their shareholder yield, market capitalization and other quantitative characteristics. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements. The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s quantitative strategy, at least quarterly.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Depositary Receipts Risk. The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies , particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Performance
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 6, 2013
Cambria Foreign Shareholder Yield ETF (Prospectus Summary) | Cambria Foreign Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Foreign Shareholder Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation with an emphasis on income from investments in the developed foreign equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with better cash flows, stronger growth potential and higher yield characteristics. Considering these measures, which comprise shareholder yield, together, therefore may result in a more attractive investment portfolio.

The Fund normally invests at least 80% of its total assets in equity securities of companies located in developed foreign markets. For these purposes, Cambria considers a company to be located in the country where it is domiciled and/or listed for trading and considers eligible investments generally to include common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of companies in such markets. Cambria considers developed markets to include, but not be limited to, countries with companies represented in the S&P Developed Broad Market Index.

Securities held by the Fund may be denominated in either the U.S. dollar or other currencies. The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. While the Fund will invest in approximately 100 of the top foreign developed equity securities as determined by their shareholder yield, market capitalization and other quantitative characteristics. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements. The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s quantitative strategy, at least quarterly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Depositary Receipts Risk. The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies , particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Foreign Shareholder Yield ETF (Prospectus Summary) | Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee:	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.69%	[2]
One Year	rr_ExpenseExampleYear01	70
Three Years	rr_ExpenseExampleYear03	221

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.

Cambria Emerging Shareholder Yield ETF (Prospectus Summary) | Cambria Emerging Shareholder Yield ETF
Cambria Emerging Shareholder Yield ETF
Investment Objective
The Fund seeks income and capital appreciation with an emphasis on income from investments in emerging foreign equity markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cambria Emerging Shareholder Yield ETF
Management Fee:		0.69%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:	[2]	none
Total Annual Fund Operating Expenses:	[2]	0.69%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cambria Emerging Shareholder Yield ETF	70	221

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with better cash flows, stronger growth potential and higher yield characteristics. Considering these measures, which comprise shareholder yield, together, therefore may result in a more attractive investment portfolio.

The Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets. For these purposes, Cambria considers a company to be located in the country where it is domiciled and/or listed for trading and considers eligible investments generally to include common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of companies in such markets. Cambria considers emerging markets to include, but not be limited to, countries with companies represented in the S&P Emerging Broad Market Index (“S&P Emerging BMI”), although Cambria may invest in emerging market countries with similar characteristics as those represented in the S&P Emerging BMI.

Securities held by the Fund may be denominated in either the U.S. dollar or other currencies. The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. While the Fund will invest in approximately 100 of the top foreign emerging equity securities as determined by their shareholder yield, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements. The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s quantitative strategy, at least quarterly.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Depositary Receipts Risk. The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk . Investments that provide exposure to emerging markets, companies or currencies involve Foreign Investment Risk and additional risks relating to political, economic, or regulatory conditions not associated with investments in more developed markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and different settlement and trading practices. Each of these factors may make the Fund more volatile and adversely affect the price for Shares and cause the Fund to decline in value.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Performance
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 6, 2013
Cambria Emerging Shareholder Yield ETF (Prospectus Summary) | Cambria Emerging Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Emerging Shareholder Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation with an emphasis on income from investments in emerging foreign equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with better cash flows, stronger growth potential and higher yield characteristics. Considering these measures, which comprise shareholder yield, together, therefore may result in a more attractive investment portfolio.

The Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets. For these purposes, Cambria considers a company to be located in the country where it is domiciled and/or listed for trading and considers eligible investments generally to include common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of companies in such markets. Cambria considers emerging markets to include, but not be limited to, countries with companies represented in the S&P Emerging Broad Market Index (“S&P Emerging BMI”), although Cambria may invest in emerging market countries with similar characteristics as those represented in the S&P Emerging BMI.

Securities held by the Fund may be denominated in either the U.S. dollar or other currencies. The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Cambria utilizes a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. While the Fund will invest in approximately 100 of the top foreign emerging equity securities as determined by their shareholder yield, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements. The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s quantitative strategy, at least quarterly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Depositary Receipts Risk. The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk . Investments that provide exposure to emerging markets, companies or currencies involve Foreign Investment Risk and additional risks relating to political, economic, or regulatory conditions not associated with investments in more developed markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and different settlement and trading practices. Each of these factors may make the Fund more volatile and adversely affect the price for Shares and cause the Fund to decline in value.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Quantitative Security Selection Risk. Data for some companies, particularly for emerging market companies, may be less available and/or less current than data for companies in other markets. Cambria will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Emerging Shareholder Yield ETF (Prospectus Summary) | Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%	[2]
One Year	rr_ExpenseExampleYear01	70
Three Years	rr_ExpenseExampleYear03	221

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.